DEBT (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt Issuance Costs, Gross	$ 11,000,000	$ 12,300,000
Vessels by Name [Member]
Assets pledged [Abstract]
Vessels and equipment, net,	2,525,495,000	$ 2,341,069,000
Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	321,600,000
Term loan facility $321.6 million [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net	32,000,000
Term loan facility $110.5 million [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net	54,900,000
Debt instrument, face amount	110,500,000
Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net	54,900,000
Debt instrument, face amount	110,500,000
Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net	100,000,000
Debt instrument, face amount	275,000,000.0
Senior unsecured facility $275.0 million [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net	100,000,000
Debt instrument, face amount	$ 275,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	6.25%
Debt instrument, unused borrowing capacity, amount	$ 85,000,000.0
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 8,900,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	7.50%